Condensed Consolidated and Combined Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 28, 2014 USD ($)	Mar. 28, 2014 EUR (€)	Sep. 27, 2013 USD ($)	Sep. 27, 2013 EUR (€)	Sep. 28, 2012 USD ($)
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts	$ 5.1		$ 4.6		$ 9.4
Preferred shares, par value (in usd per share)	$ 0.20		$ 0.20		$ 0.00
Preferred shares, shares authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000	0
Preferred shares, shares issued (in shares)	0	0	0	0	0
Preferred shares, shares outstanding (in shares)	0	0	0	0	0
Ordinary A shares, par value (in eur per share)		€ 1.00		€ 1.00
Ordinary A shares, shares authorized (in shares)	40,000	40,000	40,000	40,000
Ordinary A shares, shares issued (in shares)	0	0	0	0
Ordinary A shares, shares outstanding (in shares)	0	0	0	0
Ordinary shares, par value (in usd per share)	$ 0.20		$ 0.20		$ 0.00
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000	0
Ordinary shares, shares issued (in shares)	58,474,132	58,474,132	57,713,873	57,713,873	0
Ordinary shares, shares outstanding (in shares)	58,443,505	58,443,505	57,713,390	57,713,390	0
Ordinary shares held in treasury (in shares)	30,627	30,627	483	483	0